Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 26,770	$ 20,756	$ 90,941	$ 83,664
Depreciation expense			$ 90,941	$ 83,664	$ 108,483	$ 60,605